ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF ASSET ACQUISITION CONTINGENT CONSIDERATION

The following table summarizes the change in fair value of contingent consideration from acquisition date to September 30, 2023:

Fair Market Value - Level 3
Balance as of October 14, 2022	$1,108,000
Remeasurement	(333,100
Balance as of December 31, 2022	$774,900
Remeasurement	(774,900)
Balance as of September 30, 2023	$-

The following table summarizes the change in fair value of contingent consideration for the three months ended September 30, 2023:

Fair Market Value - Level 3
Balance as of June 30, 2023	$372,000
Remeasurement	(372,000)
Balance as of September 30, 2023	$-

SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

Purchase Consideration
Cash consideration paid	$5,142,000
Promissory note	3,000,000
Contingent consideration issued to Green’s Natural seller	1,108,000
Total Purchase Consideration	$9,250,000

Purchase price allocation
Inventory	$1,642,000
Property and equipment	1,478,000
Intangible assets	3,251,000
Right of use asset - Operating lease	6,427,000
Other liabilities	(211,000)
Operating lease liability	(6,427,000)
Goodwill	3,090,000
Net assets acquired	$9,250,000

Finite-lived intangible assets
Trade Names (8 years)	$1,133,000
Customer Relationships (6 years)	1,103,000
Non-Compete Agreement (5 years)	1,015,000
Total intangible assets	$3,251,000

SCHEDULE OF UNAUDITED PROFORMA INFORMATION

The following table represents the condensed combined pro forma revenue and earnings for the three and nine months ended September 30, 2022:

	For Three Months Ended	For Nine Months Ended
	September 30, 2022	September 30, 2022
Sales	$13,207,282	$39,984,097
Net loss	$(1,294,861)	$(2,678,379)

The following unaudited pro forma summary presents combined information of the Company, including Mother Earth’s Storehouse and Green’s Natural Foods, as if the business combinations had occurred on January 1, 2021, the earliest period presented herein:

	December 31,
	2022	2021
Sales	$54,846,023	$60,773,310
Net loss	(790,119)	1,803,584